Transactions with Related Parties, Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 27, 2017 USD ($) Installment $ / shares	Dec. 31, 2017 USD ($) Installment $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 12, 2015 USD ($)
Applicable Limit [Abstract]
Beginning balance		$ 210,130
Additions		9,000	$ 9,400	$ 15,765
Ending balance		196,450	210,130
Accumulated Deficit [Abstract]
Amortization (Note 11)		2,127	1,163	334
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF		10,389	9,400	15,765
Jelco [Member] | Convertible Promissory Notes [Member]
Applicable Limit [Abstract]
Beginning balance		4,000	4,000
Additions		13,750
Ending balance		17,750	4,000	4,000
Debt Discount [Abstract]
Beginning balance		(4,000)	(4,000)
Additions		(10,389)
Ending balance		(14,389)	(4,000)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance		425	103
Amortization (Note 11)		792	322
Ending balance		1,217	425	103
Debt [Abstract]
Beginning balance		425	103
Addition		3,361
Amortization (Note 11)		792	322
Ending balance		4,578	425	103
Additional Paid-in Capital [Abstract]
Beginning balance		3,800	3,800
Intrinsic value of BCF		10,389
Ending balance		$ 14,189	$ 3,800	$ 3,800
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member]
Revolving Convertible Promissory Note [Abstract]
Face amount					$ 4,000
Number of consecutive payment installments | Installment		4
Balloon payment					$ 3,200
Maturity date		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares		$ 0.90
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | LIBOR [Member]
Revolving Convertible Promissory Note [Abstract]
Term of variable rate		3 months
Margin on variable rate		5.00%
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | First Installment After Delivery Date [Member]
Revolving Convertible Promissory Note [Abstract]
Period of time to make periodic payment after delivery date of M/V Leadership		6 months
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | Next Three Installments After Delivery Date [Member]
Revolving Convertible Promissory Note [Abstract]
Number of consecutive payment installments | Installment		3
Period of time to make periodic payment after delivery date of M/V Leadership		4 years
Frequency of periodic payment		Semi-annual
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member]
Revolving Convertible Promissory Note [Abstract]
Face amount	$ 13,750
Number of consecutive payment installments | Installment	2
Frequency of periodic payment		Annual
Balloon payment	$ 11,000
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Installment payment	$ 1,375
Period of time repayment of loan is due after drawdown date		4 years
Balance of promissory note used to make mandatory prepayment	4,750
Debt Discount [Abstract]
Additions	$ (10,389)
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member] | LIBOR [Member]
Revolving Convertible Promissory Note [Abstract]
Term of variable rate		3 months
Margin on variable rate	5.00%
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member] | First Installment After Drawdown Date [Member]
Revolving Convertible Promissory Note [Abstract]
Period of time repayment of loan is due after drawdown date		24 months